UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

NY Tax Free Money Fund

Tax-Exempt NY Money Market Fund

June 30, 2007

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Contents

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Other Information

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. We advise you to consider the funds' objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read the fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 22, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Tax-Exempt NY Money Market Fund

Expenses and Value of a $1,000 Investment for the period ended June 30, 2007
Actual Fund Return*
Beginning Account Value 3/22/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,007.80
Expenses Paid per $1,000**	$ 2.64
* For the period from March 22, 2007 (commencement of operations) to June 30, 2007.
** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days since the commencement of the class (March 22, 2007), then divided by 365.
Expenses and Value of a $1,000 Investment for the period ended June 30, 2007
Hypothetical 5% Fund Return
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,020.08
Expenses Paid per $1,000***	$ 4.76
*** Expenses (hypothetical expenses if the Fund had been in existence from January 1, 2007) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Tax-Exempt NY Money Market Fund Class	.95%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

NY Tax Free Money Fund

Asset Allocation	6/30/07	12/31/06

Municipal Investments Municipal Variable Rate Demand Notes	91%	72%
Municipal Bonds and Notes	9%	28%
	100%	100%
Weighted Average Maturity

NY Tax Free Money Fund	17 days	28 days
iMoneyNet State Specific Retail Money Funds Average*	19 days	27 days
* The Fund is compared to its respective iMoneyNet Category: State Specific Retail Money Funds Average — Category consists of all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

For more complete details about the Fund's holdings, see page 6. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Funds as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Funds' top ten holdings and other information about the Funds is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for more contact information.

Following the Funds' fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2007 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 106.1%
New York 104.0%
Austin, NY Trust Various States, Series 2007-132, 144A, 3.77%*, 6/15/2030	2,000,000	2,000,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 3.81%*, 10/1/2016, NBT Bank NA (a)	740,000	740,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 3.8%*, 6/1/2022, KeyBank NA (a)	3,460,000	3,460,000
Guilderland, NY, Industrial Development Agency, Civic Facility Revenue, Multi-Mode-Wildwood Project, Series A, 3.78%*, 7/1/2032, KeyBank NA (a)	5,200,000	5,200,000
Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 3.82%*, 10/1/2043	7,260,000	7,260,000
New York, Convention Center Development Corp. Revenue, Series 1247Z, 144A, 3.77%*, 11/15/2013 (b)	1,000,000	1,000,000
New York, Hudson Yards Infrastructure Corp. Revenue, Series 1649, 144A, 3.77%*, 8/15/2014 (b)	1,930,000	1,930,000
New York, Metropolitan Transportation Authority Revenue:
3.73%*, 12/6/2007	4,000,000	4,000,000
3.74%*, 7/10/2007	1,000,000	1,000,000
Series 848-D, 144A, 3.78%*, 11/15/2021 (b)	789,500	789,500
Series B-16, 144A, 3.79%*, 11/15/2027	1,800,000	1,800,000
Series A, 3.79%*, 11/15/2030 (b)	3,680,000	3,680,000
New York, Municipal Securities Trust Certificates, "A", Series 5020, 144A, 3.83%*, 7/1/2018	2,015,000	2,015,000
New York, State Dormitory Authority Revenue:
Series PA-541, 144A, 3.77%*, 8/1/2038 (b)	1,500,000	1,500,000
Series B09, 144A, 3.79%*, 3/15/2023 (b)	700,000	700,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.75%*, 7/1/2029, JPMorgan Chase Bank (a)	3,130,000	3,130,000
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 3.78%*, 11/1/2039, Citbank NA (a)	1,500,000	1,500,000
New York, State Environmental Facilities Corp., Clean Drinking Water, Series D, 4.5%, 3/15/2008	2,790,000	2,817,565
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.77%*, 12/15/2009 (b)	1,385,000	1,385,000
New York, State General Obligation, Series B, 3.58%*, 3/15/2030, Dexia Credit Local France (a)	2,940,000	2,940,000
New York, State Housing Finance Agency Revenue, Avalon Bowery Place II, Series A, AMT, 3.76%*, 11/1/2039, Bank of America NA (a)	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Housing, Series A, 3.72%*, 11/1/2037, Bank of New York (a)	1,200,000	1,200,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 3.8%*, 5/15/2041	5,000,000	5,000,000
New York, State Housing Finance Agency Revenue, East 39th Street Housing, Series A, AMT, 3.8%*, 11/15/2031	500,000	500,000
New York, State Power Authority Revenue & General Purpose, 3.65%*, 3/1/2016	4,500,000	4,500,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.77%*, 3/15/2025 (b)	2,000,000	2,000,000
New York, Tobacco Settlement Financing Corp., Series R-2033, 144A, 3.79%*, 6/1/2021 (b)	1,945,000	1,945,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-13, 144A, 3.79%*, 11/15/2021 (b)	2,060,000	2,060,000
New York City, NY, Housing Development Corp., MultiFamily Mortgage Revenue, Series A, 3.72%*, 10/15/2041	2,500,000	2,500,000
New York City, NY, Industrial Development Agency Revenue, Series R-634, 144A, 3.78%*, 1/1/2046 (b)	1,500,000	1,500,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.75%*, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.77%*, 12/1/2034, Allied Irish Bank PLC (a)	1,105,000	1,105,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 3.76%*, 7/1/2025, Allied Irish Bank PLC (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 144A, 3.77%*, 12/15/2013	1,500,000	1,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series AA-3, 3.74%*, 6/15/2032	5,000,000	5,000,000
Series A, 3.87%*, 6/15/2025 (b)	600,000	600,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Series A, 144A, 3.79%*, 7/15/2036 (b)	1,380,000	1,380,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 3.77%*, 11/1/2030	1,000,000	1,000,000
Series A-40, 144A, 3.79%*, 11/1/2026 (b)	945,000	945,000
New York City, NY, Transitional Finance Authority, NYC Recovery:
Series 3E, 3.83%*, 11/1/2022	1,525,000	1,525,000
Series 3H, 3.85%*, 11/1/2022	1,455,000	1,455,000
New York, NY, General Obligation:
Series C-2, 3.72%*, 8/1/2020, Bayerische Landesbank (a)	1,500,000	1,500,000
Series 1318, 144A, 3.77%*, 6/1/2013 (b)	1,495,000	1,495,000
Series A-4, 3.81%*, 8/1/2021, Landesbank Baden-Wurttm (a)	500,000	500,000
Series E-2, 3.85%*, 8/1/2034, Bank of America NA (a)	880,000	880,000
Series I-8, 3.88%*, 4/1/2036, Bank of America NA (a)	1,800,000	1,800,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc., Series A, 3.8%*, 9/1/2021, KeyBank NA (a)	465,000	465,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.8%*, 11/1/2025, Citizens Bank NA (a)	300,000	300,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, F. Thompson Hospital, Series B, 3.76%*, 7/1/2030, KeyBank of New York (a)	3,000,000	3,000,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Templeton Foundation Project, Series A, 3.8%*, 6/1/2027, KeyBank NA (a)	3,375,000	3,375,000
Port Authority of New York & New Jersey:
3.67%, 10/11/2007	4,500,000	4,500,000
3.7%, 7/6/2007	1,000,000	1,000,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.8%*, 2/1/2021, KeyBank NA (a)	430,000	430,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 3.83%*, 10/1/2035	3,500,000	3,500,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 3.76%*, 12/1/2021, Citizens Bank NA (a)	1,105,000	1,105,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 3.76%*, 1/1/2037, Citizens Bank NA (a)	5,400,000	5,400,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.75%*, 9/1/2015, KeyBank NA (a)	1,940,000	1,940,000
		123,617,065
Puerto Rico 2.1%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.78%*, 12/1/2030	2,500,000	2,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $126,117,065)+	106.1	126,117,065
Other Assets and Liabilities, Net	(6.1)	(7,262,900)
Net Assets	100.0	118,854,165
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2007.
+ The cost for federal income tax purposes was $126,117,065.
(a) Security incorporates a letter of credit from a major bank.
(b) Bond is insured by one of these companies.
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	5.8
Financial Guaranty Insurance Company	2.7
Financial Security Assurance, Inc.	4.4
MBIA Corp.	4.9

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets	NY Tax Free Money Fund
Investments in securities, valued at amortized cost	$ 126,117,065
Receivable for investments sold	2,637,185
Due to custodian	1,201,697
Interest receivable	584,783
Other assets	30,567
Total assets	130,571,297
Liabilities
Cash overdraft	2,931,822
Payable for investments purchased	8,522,064
Dividends payable	95,727
Accrued management fee	7,491
Other accrued expenses and payables	160,028
Total liabilities	11,717,132
Net assets, at value	$ 118,854,165
Net Assets
Net assets consist of: Undistributed net investment income	128
Accumulated net realized gain (loss)	740
Paid-in capital	118,853,297
Net assets, at value	$ 118,854,165
Net Asset Value
Investment Class Net Asset Value, offering and redemption price per share ($77,611,281 ÷ 77,604,199 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$ 1.00
Tax-Exempt NY Money Market Fund Class
Net Asset Value, offering and redemption price per share ($41,242,884 ÷ 41,242,681 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income	NY Tax Free Money Fund
Income: Interest	$ 1,550,852
Expenses: Management fee	54,006
Administration fees	41,707
Services to shareholders	87,149
Custodian fees	3,906
Distribution service fees	133,021
Auditing	20,250
Legal	8,931
Trustees' fees and expenses	5,685
Reports to shareholders	21,256
Registration fees	10,995
Other	3,612
Total expenses before expense reductions	390,518
Expense reductions	(53,590)
Total expenses after expense reductions	336,928
Net investment income	1,213,924
Net realized gain (loss) on investment transactions	740
Net increase (decrease) in net assets resulting from operations	$ 1,214,664

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	$ 1,213,924	$ 2,200,822
Net realized gain (loss) on investment transactions	740	3,626
Net increase (decrease) in net assets resulting from operations	1,214,664	2,204,448
Distributions to shareholders from: Net investment income: Investment Class	(889,896)	(2,200,822)
Tax-Exempt NY Money Market Fund Class*	(323,900)	—
Fund share transactions: Investment Class Proceeds from shares sold	258,839,129	224,192,113
Reinvestment of distributions	334,934	552,803
Cost of shares redeemed	(236,182,492)	(260,266,744)
Net increase (decrease) in net assets from Investment Class share transactions	22,991,571	(35,521,828)
Tax-Exempt NY Money Market Fund Class Proceeds from shares sold	31,887,633	—
Net assets acquired in tax-free reorganization	42,838,790	—
Reinvestment of distributions	317,405	—
Cost of shares redeemed	(33,801,147)	—
Net increase (decrease) in net assets from Tax-Exempt NY Money Market Fund Class share transactions	41,242,681	—
Increase (decrease) in net assets	64,235,120	(35,518,202)
Net assets at beginning of period	54,619,045	90,137,247
Net assets at end of period (including undistributed net investment income of $128 and $0, respectively)	$ 118,854,165	$ 54,619,045
* Tax-Exempt NY Money Market Fund Class commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets — NY Tax Free Money Fund (continued)
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Other Information Investment Class
Shares outstanding at beginning of period	54,612,628	90,134,456
Shares sold	258,839,129	224,192,113
Shares issued to shareholders in reinvestment of distributions	334,934	552,803
Shares redeemed	(236,182,492)	(260,266,744)
Net increase (decrease) in Fund shares from Investment Class Share transactions	22,991,571	(35,521,828)
Shares outstanding at end of period	77,604,199	54,612,628
Tax-Exempt NY Money Market Fund Class*
Shares outstanding at beginning of period	—	—
Shares sold	31,899,385	—
Shares issued in tax-free reorganization	42,827,038	—
Shares issued to shareholders in reinvestment of distributions	317,405	—
Shares redeemed	(33,801,147)	—
Net increase (decrease) in Fund shares from Tax-Exempt NY Money Market Fund Class share transactions	41,242,681	—
Shares outstanding at end of period	41,242,681	—
* Tax-Exempt NY Money Market Fund Class commenced operations on March 22, 2007.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

NY Tax Free Money Fund Tax Exempt NY Money Market Fund Class
Years Ended December 31,	2007[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Income from investment operations: Net investment income	.008
Net realized and unrealized gain (loss) on investment transactions[b]	—
Total from investment operations	.008
Less distributions from: Net investment income	(.008)
Net asset value, end of period	$ 1.00
Total Return (%)	.78**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41
Ratio of expenses (%)	.95*
Ratio of net investment income (%)	2.82*
[a] For the period from March 22, 2007 (commencement of operations of Tax-Exempt NY Money Market Fund Class) to June 30, 2007 (Unaudited).
[b] Amount is less than $.0005 per share.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Advisor Funds (the ``Trust'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a Massachusetts business trust. NY Tax Free Money Fund (the "Fund") is one of the funds in the Trust. The Fund is an open-end, diversified management investment company. NY Tax Free Money Fund offers two classes of shares: Investment Class and Tax-Exempt NY Money Market Fund Class (effective March 22, 2007). The financial highlights for Investment Class are provided separately and are available upon request.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distributions of Income. The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Amended and Restated Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds.

For the period January 1, 2007 through March 21, 2007, under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee of 0.15% based on the Fund's average daily net assets, computed and accrued daily and payable monthly.

Effective March 22, 2007, under the Amended and Restated Management Agreement with the Advisor, the Fund pays a monthly management fee of 0.12% based on the Fund's average daily assets, computed and accrued daily and payable monthly.

For the period from January 1, 2006 through September 30, 2007, Advisor and the Administrator have contractually agreed to waive all or a portion of its fees and/or reimburse or pay certain operating expenses for NY Tax Free Money Fund Investment Class to the extent necessary, to maintain total operating expenses at 0.75% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, proxy/shareholder meeting costs, brokerage, interest, and organizational and offering expenses).

For the period from March 22, 2007 through March 21, 2010, the Advisor and the Administrator have contractually agreed to waive all or a portion of its fees and/or reimburse or pay certain operating expenses of Tax-Exempt NY Money Market Fund Class to the extent necessary, to maintain total operating expenses at 1.00% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, proxy/shareholder meeting costs, brokerage, interest, and organizational and offering expenses).

Accordingly, for the six months ended June 30, 2007, the management fee payable is equal to an annualized effective rate of 0.13% of average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee as follows:

	Total Aggregated	Unpaid June 30, 2007	Annualized Effective Rate
NY Tax Free Money Fund	$ 41,707	$ 8,858.10%

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DWS-SISC was as follows:

NY Tax Free Money Fund	Total Aggregated	Waived	Unpaid June 30, 2007
Investment Class	$ 74,195	$ 53,554	$ 20,641
Tax-Exempt NY Money Market Fund Class	$ 12,652	$ —	$ 6,840

Distribution and Service Fees. DWS Scudder Distributors, Inc. ("DWS-SDI") is the Fund's Distributor. The Tax-Exempt NY Money Market Fund Class pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and payable monthly at 0.50% of the Tax-Exempt NY Money Market Fund Class average daily net assets. For the period from March 22, 2007 through June 30, 2007, the Distribution Fee was as follows:

	Total Aggregated	Unpaid June 30, 2007
NY Tax Free Money Fund: Tax-Exempt NY Money Market Fund Class	$ 57,507	$ 16,968

In addition, DWS-SDI provides information and administrative services ("Service Fee") to the Investment Class of the Fund at an annual rate up to 0.25% of average daily net assets of the Investment Class. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of the shareholder accounts the firms service. A portion of these fees may be paid pursuant to a Rule 12b-1 plan. For the six months ended June 30, 2007, the Service Fee was as follows:

	Total Aggregated	Unpaid at June 30, 2007	Annualized Effective Rate
NY Tax Free Money Fund: Investment Class	$ 75,514	$ 10,286	$ .25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" is as follows:

	Total Aggregated	Unpaid at June 30, 2007
NY Tax Free Money Fund	$ 12,820	$ 7,699

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Fee Reductions

For the six months ended June 30, 2007, the Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash advances were used to reduce a portion of each Fund's expenses. During the six months ended June 30, 2007, the custodian fees were reduced under these agreements as follows:

Amount
NY Tax Free Money Fund	$ 36

D. Line of Credit Agreement

The Funds and several other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Funds were not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

F. Acquisition of Assets

On March 22, 2007, the NY Tax Free Money Fund acquired all of the net assets of Investor's Municipal Cash Fund: Tax-Exempt New York Money Market Fund. The acquisition was accomplished by a tax-free exchange of 42,827,038 shares and net assets at that date of $42,838,790, were combined with those of the NY Tax Free Money Fund. The aggregate net assets of the NY Tax Free Money Fund immediately before the acquisition were $59,475,160. The combined net assets of the NY Tax Free Money Fund immediately following the acquisition were $102,313,950.

Other Information

Proxy Voting

A description of each fund's policies and procedures for voting proxies for portfolio securities and information about how each fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of each fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following each fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt New York Money Market Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt New York Money Market Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007